EXPENSES BY NATURE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses By Nature [Line Items]
Annual net sales milestone	$ 50,000
Obsolete inventory impairments	2,735	$ 4,847	$ 1,663
Research and development expense	100,367	83,147	68,914
Novartis
Expenses By Nature [Line Items]
Royalty fees and sales milestones	$ 10,800	$ 4,900	$ 2,100